Labour restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Liabilities Associated With Restructuring Accrual

Set out below is a reconciliation of CP’s liabilities associated with its restructuring accrual:

(in millions of Canadian dollars)	2012	2011

Opening balance, January 1	$55	$72
Accrued(1)	54	8
Payments	(22)	(27)
Amortization of discount(2)	2	2

Closing balance, December 31	$89	$55

(1) Includes fourth quarter charge of $53 million.

(2) Amortization of discount is charged to income as “Compensation and benefits”.